Trade and other receivables, net - Additional information (Details) - USD ($)	Sep. 05, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Trade and other receivables, net [Line Items]
Expense arising from insurance contracts	$ 21,023,000
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Trade and other receivables, net [Line Items]
Current payables for purchase of non-current assets		$ 12,400,000	$ 30,300,000